 AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 2005

                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                        [ ]
                          POST-EFFECTIVE AMENDMENT NO. 60            [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                  [ ]
                                 AMENDMENT NO. 62                    [X]

                                STI CLASSIC FUNDS
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
            --------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

   Registrant's Telephone Number, including Area Code (800) 428-6970, option 1

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
            --------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA  15219-6401                          Washington, DC 20004

      It is proposed that this filing become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  On [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On [date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On [date] pursuant to paragraph (a) of Rule 485

                                STI CLASSIC FUNDS

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

                                FEBRUARY 1, 2006

                       SEIX FLOATING RATE HIGH INCOME FUND

                               INVESTMENT ADVISER:
                     SEIX ADVISORS, A FIXED INCOME DIVISION
                       OF TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

CHOOSING A SHARES OR C SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the STI Classic Seix Floating Rate High Income Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES                                    C SHARES
-  Front-end sales charge                   - Contingent deferred sales charge
-  12b-1 fees                               - Higher 12b-1 fees
-  $2,000 minimum initial investment        - $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

                                                              PAGE
SEIX FLOATING RATE HIGH INCOME FUND.........................  XXX
MORE INFORMATION ABOUT RISK.................................  XXX
MORE INFORMATION ABOUT FUND INVESTMENTS.....................  XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS........................  XXX
INVESTMENT ADVISER .........................................  XXX
PORTFOLIO MANAGERS..........................................  XXX
PURCHASING AND SELLING FUND SHARES..........................  XXX
MARKET TIMING POLICIES AND PROCEDURES.......................  XXX
REDEMPTION FEE POLICY.......................................  XXX
DIVIDENDS AND DISTRIBUTIONS.................................  XXX
TAXES.......................................................  XXX
PRIVACY POLICY..............................................  Inside Back Cover

HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS......................................  Back Cover

CUSIP/TICKER SYMBOL


Fund Name                                   Class             Inception       Ticker       CUSIP
---------                                   -----             ---------       ------       -----
Seix Floating Rate High Income Fund         A Shares          2/1/05             [ ]         [ ]
                                            C Shares          2/1/05             [ ]         [ ]

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SEIX FLOATING RATE HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                To provide a high level of current income by
                               investing primarily in senior floating rate loans or floating rate debt securities.

INVESTMENT FOCUS               Senior floating rate loans and other floating
                               rate debt securities

SHARE PRICE VOLATILITY         High

PRINCIPAL INVESTMENT STRATEGY  Invest in a portfolio of interests in senior secured floating rate loans and other floating rate debt securities

INVESTOR PROFILE               Investors who seek:

                               - Current income and a hedge against rising interest rates;

                               - Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;

                               -     Relatively high risk adjusted returns
                                     compared to other short term investment
                                     vehicles.

INVESTMENT STRATEGY

Under normal circumstances, the STI Classic Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds. The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of: junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements. In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions. In addition, in order to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Preservation of capital is considered when consistent with the Fund's objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk. Floating rate securities, however, are generally less affected by interest rate changes.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

The risks associated with floating rate loans are similar to the risks of junk bonds, although floating rate loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans' higher standing in an issuer's capital structure has historically resulted in generally higher recoveries in the event of a corporate reorganization or other restructuring.

Although senior floating rate loans are generally collateralized, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured.

Loans generally are subject to restrictions on resale. Loans sometimes trade infrequently in the secondary market. As a result valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult or delayed. Difficulty in selling a loan can result in a loss.

Borrowers may pay back principal before the scheduled due date. Borrowers may find it advantageous to prepay principal due to a decline in interest rates or an excess in cash flow. Such prepayments may require the Fund to replace a particular loan with a lower-yielding security. This may adversely affect the distributions on the Fund's shares.

Some types of loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization, have not been registered with the Securities and Exchange Commission ("SEC") or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to lenders in connection with loans, the amount of public information available with respect to loans will generally be less extensive that that available for rated, registered or exchange listed securities. As a result the Fund is more dependent on the analytical ability of the Adviser.

The Fund's investments in loans will generally be in the form of loan participations and assignments. Many such loan participation interests involve a primary lender that is interpositioned between the Fund and the borrower. The Fund may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In addition, since the primary lender will often conduct its primary business in the financial services industry, the Fund may be more susceptible to economic and market fluctuations that affect the financial services sector than a fund that does not invest in loan participation interests. Investments in loans through an assignment of the lenders' interests with respect to a loan may involve additional risks, including the risks of being a lender.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the United States ("U.S.") economy or similar issuers located in the United States. In addition, foreign securities are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the United States dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                A SHARES       C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%         None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None          1.00%
Redemption Fee (as percentage of net asset value)***                               2.00%         2.00%

* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front- end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy.

  See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                         A SHARES   C SHARES
Investment Advisory Fees                   0.45%      0.45%
Distribution and Service (12b-1) Fees      0.30%      1.00%
Other Expenses(1)                          0.14%      0.14%
                                           ----       ----
Total Annual Fund Operating Expenses       0.89%      1.59%
Fee Waivers and Expense
Reimbursements(2)                         (0.04%)    (0.04%)
                                           ----       ----
Net Operating Expenses                     0.85%      1.55%
                                           ----       ----

-------------
(1)   Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses until at least February 1, 2007 in order to keep total operating expenses from exceeding 0.85% and 1.55% of the A Shares and C Shares, respectively. If at any point before February 1, 2009 Total Annual Fund Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. Certain service providers may waive a portion of their fees. The service providers may discontinue all or a portion of these fee waivers at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                         1 YEAR*       3 YEARS
A Shares                  $558          $742
C Shares                  $258          $498

* Without waivers, 1 year cost is $562 for A Shares and $262 for C Shares.

If you do not sell your shares at the end of the period:

                         1 YEAR**      3 YEARS
A Shares                  $558          $742
C Shares                  $158          $498

** Without waivers, 1 year cost is $562 for A Shares and $162 for C Shares.

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

      - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

      - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

      - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

      -     There may not be a liquid secondary market for derivatives.

      -     Trading restrictions or limitations may be imposed by an exchange.

      -     Government regulations may restrict trading in derivatives.

      - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK - The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

FLOATING RATE LOAN RISK - As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, the Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster that the scheduled due date which may result in the Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

U.S. GOVERNMENT SECURITY RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPS"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S.

Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

EQUITY SECURITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the adviser to the Fund. Seix Advisors, a fixed income division of Trusco, located at 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey 07458, manages the Fund. As of June 30, 2005, the Adviser had approximately $69 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive an advisory fee as a percentage of the Fund's daily net assets of 0.45%.

The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses until at least February 1, 2007 in order to keep total operating expenses from exceeding 0.55%. If at any point before February 1, 2009 Total Annual Fund Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets      Discount From Full Fee
------------------------      ----------------------
First $500 million            None - Full Fee
Next $500 million             5%
Over $1 billion               10%

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The SEC recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-249-3680, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND since its inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 19 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND since its inception. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 20 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Fund.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of the Fund. Once your account is established, you may buy shares of the Fund by:

      -     Mail

      -     Telephone (1-800-249-3680).

      -     Wire

      -     Automated Clearing House ("ACH")

The Fund does not accept cash, credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency, as payment for Fund shares. Additionally, bank starter checks are not accepted when purchasing Fund shares for the first time.

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution or intermediary.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered Fund account as reimbursement.

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate

NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and the dividing that figure by the number of outstanding shares of the Fund.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least:

Class             Dollar Amount
-----             -------------
A Shares          $2,000
C Shares          $5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of the Fund in an amount of $1,000,000 or more will automatically be made in A Shares of the Fund.

Your subsequent investments in the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

                                                                                Yours Sales Charge as a
                                             Your Sales Charge as a              Percentage of Your Net
    If Your Investment is:                Percentage of Offering Price*                Investment
---------------------------------         -----------------------------         -----------------------
Less than $50,000                                 4.75%                                   4.99%
$50,000 but less than $100,000                    4.50%                                   4.71%
$100,000 but less than $250,000                   3.50%                                   3.63%
$250,000 but less than $500,000                   2.50%                                   2.56%
$500,000 but less than $1,000,000                 2.00%                                   2.04%
$1,000,000 and over                               None                                    None

      * The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE  -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

      -     through reinvestment of dividends and distributions;

      - through an asset allocation account managed by an affiliate of the Adviser;

      - by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

      - by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

      - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts
            (IRAs) previously with the Trust department of a bank affiliated with the Adviser;

      - by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

      - through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Fund will combine the value of your current purchases with the current market value of any shares previously purchased for

      -     your individual account(s),

      -     your spouse's account(s),

      -     joint account(s) with your spouse,

      -     your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Fund know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Fund with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. As shown in the chart above under "Front-End Sales Charges --

A Shares," the first breakpoint will be applied when total purchases reach $50,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 4.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Fund's website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% for either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. The CDSC does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to the exchange of C Shares of one series of the Trust for C Shares of another series of the Trust.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

      - Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

            - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

            -     You die or become disabled after the account is opened;

            - Redemption must be made within 1 year of such death/disability;

            - The Fund must be notified in writing of such death/disability at time of redemption request;

            -The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

      -     Shares purchased through dividend and capital gains reinvestment.

      -     Participation in the Systematic Withdrawal Plan described below:

            -Withdrawal not to exceed 10% of the current balance of the Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

            -If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

            - To qualify for the CDSC waiver under the Systematic Withdrawal Plan the Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

      - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

      - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

      - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Fund.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Fund's website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.

A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

-     over $25,000;

-     made payable to someone other than the registered shareholder; or

- sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 calendar days.

The sale price of each share will be the next NAV determined after the Fund receive your request less, in the case of C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption fee is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

Class                Dollar Amount
-----                -------------
A Shares             $2,000

C Shares             $5,000 ($2,000 for IRA or other tax qualified accounts)

But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of the Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of the Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

      -     the redemption amount must be under $25,000;

      - redemption checks must be made payable to the registered shareholder; and

      - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

      - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

      - The Fund reserves the right to reject any purchase request by any - investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

      - A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's long-term shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts;
(v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, the Fund's distribution plan authorizes payment of up to 0.35% of the average daily net assets of the Fund's A Shares. Currently, however, the Board of Trustees has only approved payment of up to 0.30%.

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of the Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates expense and there are no monetary or non-monetary guarantees, arrangements, or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of a Fund in lieu of another investment.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund expects to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

Seix Advisors, a fixed income division of Trusco Capital Management, Inc. 10 Mountainview Road
Suite C-200
Upper Saddle River, NJ  07458

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE:      Shareholder Services           1-800-249-3680
                Broker/Dealer                  1-888-STI-FUND (1-888-784-3863)

MAIL:  Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                    I SHARES

                                   PROSPECTUS

                                FEBRUARY 1, 2006

                       SEIX FLOATING RATE HIGH INCOME FUND

                               INVESTMENT ADVISER:
                     SEIX ADVISORS, A FIXED INCOME DIVISION
                       OF TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the STI Classic Seix Floating Rate High Income Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

                                                               PAGE
SEIX FLOATING RATE HIGH INCOME FUND......................      XXX
MORE INFORMATION ABOUT RISK..............................      XXX
MORE INFORMATION ABOUT FUND INVESTMENTS..................      XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS.....................      XXX
INVESTMENT ADVISER ......................................      XXX
PORTFOLIO MANAGERS.......................................      XXX
PURCHASING AND SELLING FUND SHARES.......................      XXX
MARKET TIMING POLICIES AND PROCEDURES....................      XXX
REDEMPTION FEE POLICY....................................      XXX
DIVIDENDS AND DISTRIBUTIONS..............................      XXX
TAXES....................................................      XXX
PRIVACY POLICY...........................................      Inside Back Cover
HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS...................................      Back Cover

CUSIP/TICKER SYMBOL

Fund Name                                   Class             Inception       Ticker      CUSIP
---------                                   -----             ---------       ------      -----
Seix Floating Rate High Income Fund         I Shares          2/1/05             [ ]        [ ]

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SEIX FLOATING RATE HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOAL         To provide a high level of current income by investing
                        primarily in senior floating rate loans and other floating rate debt securities.

INVESTMENT FOCUS        Senior floating rate loans and other floating rate debt
                        securities

SHARE PRICE VOLATILITY  High

PRINCIPAL INVESTMENT    Invest in a portfolio of interests in senior floating
STRATEGY                rate loans and other floating rate debt securities

INVESTOR PROFILE        Investors who seek:

                        - Current income and a hedge against rising interest rates;

                        - Diversification by adding assets that have traditionally exhibited low correlation to other asset classes;

                        - Relatively high risk adjusted returns compared to other short term investment vehicles.

INVESTMENT STRATEGY

Under normal circumstances, the STI Classic Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds. The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of: junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements. In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of these loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions. In addition, in order to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Preservation of capital is considered when consistent with the Fund's objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa; the volatility of lower-rated securities is even greater than that of higher-rated securities. Debt securities with longer durations are generally more sensitive to changes in interest rates than debt securities with shorter durations, thereby increasing risk. Floating rate securities, however, are generally less affected by interest rate changes.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

The risks associated with floating rate loans are similar to the risks of junk bonds, although floating rate loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans' higher standing in an issuer's capital structure has historically resulted in generally higher recoveries in the event of a corporate reorganization or other restructuring.

Although senior floating rate loans are generally collateralized, there is no guarantee that the value of the collateral will not decline, causing a loan to be substantially unsecured.

Loans generally are subject to restrictions on resale. Loans sometimes trade infrequently in the secondary market. As a result valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult or delayed. Difficulty in selling a loan can result in a loss.

Borrowers may pay back principal before the scheduled due date. Borrowers may find it advantageous to prepay principal due to a decline in interest rates or an excess in cash flow. Such prepayments may require the Fund to replace a particular loan with a lower-yielding security. This may adversely affect the distributions on the Fund's shares.

Some types of loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization, have not been registered with the Securities and Exchange Commission ("SEC") or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to lenders in connection with loans, the amount of public information available with respect to loans will generally be less extensive that that available for rated, registered or exchange listed securities. As a result the Fund is more dependent on the analytical ability of the Adviser.

The Fund's investments in loans will generally be in the form of loan participations and assignments. Many such loan participation interests involve a primary lender that is interpositioned between the Fund and the borrower. The Fund may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In addition, since the primary lender will often conduct its primary business in the financial services industry, the Fund may be more susceptible to economic and market fluctuations that affect the financial services sector than a fund that does not invest in loan participation interests. Investments in loans through an assignment of the lenders' interests with respect to a loan may involve additional risks, including the risks of being a lender.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the United States ("U.S.") economy or similar issuers located in the United States. In addition, foreign securities are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the United States dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

PERFORMANCE INFORMATION

The Fund has not yet commenced operations and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                 I SHARES
                                                                 --------
Redemption Fee (as a percentage of net asset value)*               2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                              I SHARES
                                              --------
Investment Advisory Fees                        0.45%
Other Expenses(1)                               0.14%
                                                ----
Total Annual Fund Operating                     0.59%
Expenses

Fee Waivers and Expense
Reimbursements(2)                              (0.04%)
                                                ----
Net Operating Expenses                          0.55%
                                                ----

----------
(1)   Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses until at least February 1, 2007 in order to keep total operating expenses from exceeding 0.55%. If at any point before February 1, 2009 Total Annual Fund Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. Certain service providers may waive a portion of their fees. The service providers may discontinue all or a portion of these fee waivers at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR*                  3 YEARS
  $56                      $185

* Without waivers, 1 year cost is $60.

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK - Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

      - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

      - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

      - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

      -     There may not be a liquid secondary market for derivatives.

      -     Trading restrictions or limitations may be imposed by an exchange.

      -     Government regulations may restrict trading in derivatives.

      - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EXCHANGE TRADED FUND RISK - The Funds may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

FLOATING RATE LOAN RISK - As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, the Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster that the scheduled due date which may result in the Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

U.S. GOVERNMENT SECURITY RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPS"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

EQUITY SECURITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the adviser to the Fund. Seix Advisors, a fixed income division of Trusco, located at 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey 07458, manages the Fund. As of June 30, 2005, the Adviser had approximately $69 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive an advisory fee as a percentage of the Fund's daily net assets of 0.45%.

The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses until at least February 1, 2007 in order to keep total operating expenses from exceeding 0.55%. If at any point before February 1, 2009 Total Annual Fund Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                 Discount From Full Fee
------------------------                 ----------------------
First $500 million                       None - Full Fee
Next $500 million                        5%
Over $1 billion                          10%

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The SEC recently adopted new rules and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-800-249-3680, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND since its inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 19 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the SEIX FLOATING RATE HIGH INCOME FUND since its inception. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 20 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

      -     assets of a bona fide trust, or

      -     assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and the dividing that figure by the number of outstanding shares of the Fund.

IN-KIND PURCHASES

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities Exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-800-249-3680.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption fee is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

      -     the redemption amount must be under $25,000;

      - redemption checks must be made payable to the registered shareholder; and

      - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

      - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

      - The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

      - A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's long-term shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) retirement loans and withdrawals; and (v) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources or past profits to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related, shareholder services, marketing support or administrative services support. As indicated, payment for these services is solely at the Adviser's or its affiliates expense and there are no monetary or non-monetary guarantees, arrangements, or agreements of any kind designed in any manner to influence any partner, affiliate or service provider to recommend or sell shares of a Fund in lieu of another investment.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund expects to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

Seix Advisors, a fixed income division of Trusco Capital Management, Inc. 10 Mountainview Road
Suite C-200
Upper Saddle River, NJ  07458

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE:      Shareholder Services    1-800-249-3680
                Broker/Dealer           1-888-STI-FUND (1-888-784-3863)

MAIL:  Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

FROM THE FUND'S WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                      STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS
                 STI CLASSIC SEIX FLOATING RATE HIGH INCOME FUND

                                FEBRUARY 1, 2006

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Seix Floating Rate High Income Fund (the "Fund") of the STI Classic Funds (the "Trust"), as supplemented from time to time.

This SAI is incorporated by reference into, and should be read in conjunction with, the Fund's prospectus dated February 1, 2006. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST..................................................................  [ ]
DESCRIPTION OF PERMITTED INVESTMENTS.......................................  [ ]
INVESTMENT LIMITATIONS.....................................................  [ ]
THE ADVISER................................................................  [ ]
THE ADMINISTRATOR..........................................................  [ ]
THE PORTFOLIO MANAGERS.....................................................  [ ]
THE DISTRIBUTOR............................................................  [ ]
THE TRANSFER AGENT.........................................................  [ ]
THE CUSTODIAN..............................................................  [ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  [ ]
LEGAL COUNSEL..............................................................  [ ]
TRUSTEES AND OFFICERS OF THE TRUST.........................................  [ ]
PURCHASING AND REDEEMING SHARES............................................  [ ]
DETERMINATION OF NET ASSET VALUE...........................................  [ ]
TAXES    ..................................................................  [ ]
FUND TRANSACTIONS..........................................................  [ ]
PORTFOLIO HOLDINGS.........................................................  [ ]
DESCRIPTION OF SHARES......................................................  [ ]
VOTING RIGHTS..............................................................  [ ]
SHAREHOLDER LIABILITY......................................................  [ ]
LIMITATION OF TRUSTEES' LIABILITY..........................................  [ ]
CODES OF ETHICS............................................................  [ ]
PROXY VOTING...............................................................  [ ]
APPENDIX A - DESCRIPTION OF RATINGS........................................  A-1
APPENDIX B - PROXY VOTING SUMMARIES........................................  B-1

      THE TRUST

The Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of the Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the STI Classic Seix Floating Rate High Income Fund, which are offered through three share classes (A Shares, C Shares and I Shares). The Fund is non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. The following are descriptions of the permitted investments and investment practices discussed in the Fund's prospectus under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies.

SENIOR LOANS

Structure Of Senior Loans. A senior floating rate loan ("Senior Loan") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Fund typically purchases "Assignments" from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Fund also may invest up to 10% of its total assets in "Participations". Participations by the Fund in a Loan Investor's portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.

The Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, the Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower's obligations under a Senior Loan.

Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Fund may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration Of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan

Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

The Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in the loan collateral or subordinate the Fund's rights under the Senior Loan to the interests of the borrower's unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could also have to refund interest (see the prospectus for additional information).

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Fund's purchase of a Senior Loan. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund's investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating the Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the fund invests will cause the net asset value of the fund to fluctuate. The Fund purchases equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. The Fund may invest in the securities described below or other similar equity-linked securities.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European

Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

      1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

      2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

      3. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

      4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, unless an exception is available, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Rating Group ("S&P") or Fitch, Inc., or Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. The Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

RULE 144A SECURITIES. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of the fund's net assets, unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security.) In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

NON-PUBLICLY TRADED SECURITIES. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Fund will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. The Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when the Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

The Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, the Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, the Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with the Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Fund is not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Fund's administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline.

During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. The Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector, may also be affected by such risks.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of the Fund's investments.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for vote which would have a material effect on the Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to

Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objective, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES

Certain investments of the Fund may include U.S. government agency securities. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment of purchase.

Although the Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, the Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

The Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

      INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

      1. With respect to 50% of the Fund's total assets, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

      9. Purchase any security if, as a result of such purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For the purpose of fundamental investment limitation 9, the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the borrower and such interpositioned person.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board of Trustees:

      1. Any change to the Fund's investment policy of investing at least 80% of the Fund's net assets in interests in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds is subject to 60 days prior notice to shareholders.

      2. The Fund may not purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

      3. The Fund may not invest, at the time of purchase, in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

      THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Fund. The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of September 30, 2005, the Adviser had discretionary management authority with respect to approximately $69.3 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. The Adviser serves as investment adviser for the Fund under the terms of an investment advisory agreement with the Trust ("Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board. The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the Fund's average daily net assets.

The above fee is also subject to the following breakpoint discounts:

      First $500 million = none - full fee
      Next $500 million = 5% discount from full fee
      Over $1.0 billion = 10% discount from full fee

As discussed in the prospectus, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to the Fund, in order to limit Fund expenses.

      THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement, as amended, (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to the Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Fund's activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all series of the Trust, including the Fund, 2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all series of the Trust, including the Fund, and 1.75 basis points (0.0175%) on the aggregate net assets of all series of the Trust, including the Fund, over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

      THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Fund ("portfolio managers"). All information is as of [ ], 2006.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

           NUMBER OF OTHER ACCOUNTS MANAGED/  OTHER ACCOUNTS WITH
              TOTAL ASSETS IN ACCOUNTS ($)     PERFORMANCE-BASED
           ---------------------------------         FEES
                           OTHER              -------------------
 NAME OF    REGISTERED    POOLED               NUMBER
PORTFOLIO   INVESTMENT  INVESTMENT    OTHER       &       TOTAL
 MANAGER    COMPANIES    VEHICLES   ACCOUNTS  CATEGORY  ASSETS($)
---------  -----------  ----------  --------  --------  ---------
George
Goudelias

Michael
McEachern

POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's dual management of both the Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to the Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

Portfolio managers earn competitive salaries from the Adviser. In addition, Messrs. Goudelias and McEachern receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers' compensation for the Fund is the same as for any other account they manage.

All full-time employees of the Adviser, including the Fund's portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

   - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

   - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

   - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

   - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

   - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in the Fund.

NAME OF PORTFOLIO
     MANAGER              RANGE OF SECURITIES OWNED
-----------------         -------------------------
George Goudelias

Michael McEachern

      THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated [ ], 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Fund have a distribution and service plan (the "A Plan"), and the C Shares of the Fund have a distribution and service plan (the "C Plan").

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days written notice by either party.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

               $50,000        $100,000       $250,000         $250,000
               but less       but less       but less         but less
Less than        than           than           than             than           $1,000,000
 $50,000       $100,000       $250,000       $500,000        $1,000,000         and over
---------      --------       --------       --------        ----------        ----------
4.00%          3.75%          2.75%          2.00%            1.75%            0.00%

      A SHARES, B SHARES AND C SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Fund will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

                                                 MAXIMUM AMOUNT OF A PLAN
             MAXIMUM                           DISTRIBUTION AND SERVICE FEE
A PLAN DISTRIBUTION AND SERVICE FEE          PAYABLE FOR SHAREHOLDER SERVICES*
-----------------------------------          ---------------------------------
              0.35%                                      0.25%

* Up to the amount specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the Fund.

The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

                                                 MAXIMUM AMOUNT OF A PLAN
              CURRENT                          DISTRIBUTION AND SERVICE FEE
A PLAN DISTRIBUTION AND SERVICE FEE          ALLOCATED FOR SHAREHOLDER SERVICES
-----------------------------------          ----------------------------------
              0.30%                                      0.25%

In addition, the Distribution Agreement, and the C Plan adopted by the Trust provide that C Shares of the Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of the Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to C Shares shareholders or their customers who beneficially own C Shares. In addition, C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares of the Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of C Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the C Plan, C Shares are subject to an ongoing distribution and service fee calculated on the Fund's aggregate average daily net assets attributable to its C Shares.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation that would be paid by the Distributor to broker-dealers selling A Shares and C Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

  ANNUAL PAYOUT        INITIAL PAYMENT -       ANNUAL PAYOUT 12(b)-1
12(b)-1 EFFECTIVE      AT TIME OF SALE       EFFECTIVE IN THE 13TH MONTH
 IMMEDIATELY (A)*            (C)                        (C)
-----------------      -----------------      ------------------------
     0.30%                  1.00%                    1.00%

* Initial Front End Sales Charge for A Shares from 4.75% maximum to 2.00% depending on breakpoints (outlined in prospectus).

      THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as the transfer agent and dividend paying agent to the Trust.

      THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as the custodian for the Fund.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ], located at [   ], serves as the Trust's independent registered public
accounting firm.

      LEGAL COUNSEL

[   ], located at [   ], serves as legal counsel to the Trust.

      TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing the Fund. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust.

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                          TERM OF               PRINCIPAL                  IN FUND
                         POSITION(S)    OFFICE AND            OCCUPATION(S)                COMPLEX            OTHER
NAME, ADDRESS,            HELD WITH      LENGTH OF           DURING THE PAST              OVERSEEN      DIRECTORSHIPS HELD
DATE OF BIRTH               TRUST       TIME SERVED              5 YEARS                 BY TRUSTEE         BY TRUSTEE
--------------           -----------    -----------          ---------------             ----------     ------------------
INTERESTED
TRUSTEES*:
Richard W. Courts, II    Trustee        Indefinite; since    Chairman, Atlantic          56             Cousins Properties, Inc.;
3435 Stelzer Road                       November 2001        Investment Company                         Genuine Parts Company;
Columbus, OH 43219                                                                                      Piedmont Medical Center;
DOB 01/18/36                                                                                            SunTrust Bank; Courts
                                                                                                        Foundation; J. Bulow
                                                                                                        Campbell Foundation

Clarence H. Ridley       Trustee        Indefinite; since    Chairman, Haverty           56             Crawford & Co.
3435 Stelzer Road                       November 2001        Furniture Companies;
Columbus, OH 43219                                           Partner, King and
DOB 06/03/42                                                 Spalding LLP (law
                                                             firm) (1977 to 2000)

INDEPENDENT
TRUSTEES**:
Thomas Gallagher         Trustee        Indefinite; since    President, CEO,             56             NAPA; Genuine Parts
3435 Stelzer Road                       May 2000             Genuine Parts                              Company; Oxford
Columbus, OH 43219                                           Company                                    Industries, Inc.; Stone
DOB 11/25/47                                                                                            Mountain Industrial Park;
                                                                                                        The Lovett School

F. Wendell Gooch         Trustee        Indefinite; since    Retired                     56             SEI Family of Funds
3435 Stelzer Road                       May 1992
Columbus, OH 43219
DOB 12/03/32

Connie D. McDaniel       Trustee        Indefinite; since    Vice President and          56             N/A
3435 Stelzer Road                       May 2005             Controller, The Coca-
Columbus, OH 43219                                           Cola Company
DOB 4/10/58

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                         TERM OF               PRINCIPAL                 IN FUND
                        POSITION(S)    OFFICE AND            OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS,           HELD WITH      LENGTH OF           DURING THE PAST              OVERSEEN      DIRECTORSHIPS HELD
DATE OF BIRTH              TRUST       TIME SERVED              5 YEARS                 BY TRUSTEE         BY TRUSTEE
--------------          -----------    -----------          ---------------             ----------     ------------------
James O. Robbins        Trustee        Indefinite; since    President, CEO, Cox         56             Cox Communications;
3435 Stelzer Road                      May 2000             Communications, Inc.                       National Cable and
Columbus, OH 43219                                                                                     Telecommunications
DOB 07/04/42                                                                                           Association; Discovery
                                                                                                       Channel; Cable Labs; C-
                                                                                                       Span; St. Paul's School

Sidney E. Harris        Trustee        Indefinite; since    Professor (since 2004),     56             ServiceMaster Company;
3435 Stelzer Road                      November 2004        Dean (1997-2004), J.                       Total System Services, Inc;
Columbus, OH 43219                                          Mack Robinson                              Transamerica Investors, Inc.
DOB 07/21/49                                                College of Business,                       (13 mutual funds)
                                                            Georgia State
                                                            University

Warren Y. Jobe          Trustee        Indefinite; since    Retired. EVP,               56             WellPoint, Inc; UniSource
3435 Stelzer Road                      November 2004        Georgia Power                              Energy Corp.; HomeBanc
Columbus, OH 43219                                          Company and SVP,                           Corp.
DOB 11/12/40                                                Southern Company
                                                            (1998-2001)

Charles D. Winslow      Trustee        Indefinite; since    Retired. Formerly           56             N/A
3435 Stelzer Road                      November 2004        Partner, Accenture
Columbus, OH 43219                                          (consulting)
DOB 07/13/35

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements;

      and other audit related matters. Messrs. Gallagher, Gooch, Jobe and Winslow, and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed fiscal period.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Governance and Nominating Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gallagher, Gooch, Harris, and Robbins currently serve as members of the Governance and Nominating Committee. Mr. Robbins is Chairman of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee was established in April 2005, and therefore did not meet during the fiscal period ended March 31, 2005.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met nine times in the most recent fiscal period.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Advisory Agreement must be initially approved for a period of not more than two years, with any continuation beyond the initial term to be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting at which the Board initially considered the approval of the Advisory Agreement for the Fund, the Board requested and reviewed a wide variety of information from the Adviser. The Trustees used this information, as well as other information that the Adviser and other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory Agreement.

Before meeting to initially approve the Fund's Advisory Agreement, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); and (f) the Fund's overall fees and operating expenses compared with similar mutual funds. The Board had previously met to consider the reapproval of the advisory agreement for other series of the Trust. During that meeting the Board requested and received written materials from the Adviser about the above referenced factors and also: (a) the level of the Adviser's profitability from its Fund-related operations; (b) the Adviser's operations and financial condition; (c) the Adviser's brokerage practices (including any soft dollar arrangements); (d) the Adviser's compliance systems; (e) the Adviser's policies on and compliance procedures for personal securities transactions; (f) the Adviser's reputation, expertise and resources in domestic financial markets; and (g) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to approve the Advisory Agreements for an initial period of two years.

   The Board made these determinations on the basis of the following considerations, among others:

   - The investment advisory fees payable to the Adviser under the Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, and the comparability of the proposed fees to those paid by comparable mutual funds;

   - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser;

   - The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

   - The Adviser's entrepreneurial commitment to the management and success of the Fund, which could entail a substantial commitment of resources to the successful operation of the Fund; and

   - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                                AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF FUND                    TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                       SHARES                            INVESTMENT COMPANIES
---------------                 --------------------            ---------------------------------------
INTERESTED TRUSTEES
Richard W. Courts, II                  None                                    None
Clarence H. Ridley                     None                                Over $100,000
INDEPENDENT TRUSTEES
Thomas Gallagher                       None                              $50,001-$100,000
F. Wendell Gooch                       None                              $50,001-$100,000
Connie McDaniel                        None                               $10,001-$50,000
James O. Robbins                       None                                    None
Sidney E. Harris                       None                                    None
Warren Y. Jobe                         None                                    None
Charles D. Winslow                     None                                    None

As of February 1, 2006, the Trustees and Officers of the Trust owned less than 1% of the outstanding shares of the Trust.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal period ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                    PENSION OR
                              AGGREGATE             RETIREMENT             ESTIMATED
                             COMPENSATION         BENEFITS ACCRUED           ANNUAL            TOTAL COMPENSATION
                            FROM THE TRUST        AS PART OF FUND         BENEFITS UPON        FROM THE TRUST AND
NAME OF TRUSTEE                  ($)                 EXPENSES              RETIREMENT           FUND COMPLEX ($)
---------------             --------------        ----------------        -------------        ------------------
INTERESTED TRUSTEES
Richard W. Courts, II           4,624                   N/A                    N/A                  32,000
Clarence H. Ridley              4,624                   N/A                    N/A                  32,000
INDEPENDENT TRUSTEES
Thomas Gallagher                5,324                   N/A                    N/A                  37,000
F. Wendell Gooch                4,994                   N/A                    N/A                  32,000
Connie McDaniel*                 N/A                    N/A                    N/A                   N/A
James O. Robbins                4,624                   N/A                    N/A                  32,000
Jonathan T. Walton*             4,624                   N/A                    N/A                  32,000
Sidney E. Harris*               2,354                   N/A                    N/A                  21,000

                                             PENSION OR
                         AGGREGATE      RETIREMENT BENEFITS  ESTIMATED ANNUAL
                     COMPENSATION FROM   ACCRUED AS PART OF   BENEFITS UPON     TOTAL COMPENSATION FROM THE
  NAME OF TRUSTEE       THE TRUST($)       FUND EXPENSES        RETIREMENT       TRUST AND FUND COMPLEX ($)
------------------   -----------------  -------------------  ----------------   ----------------------------
Warren Y. Jobe*            2,354               N/A                 N/A                     21,000
Charles D. Winslow*        2,354               N/A                 N/A                     21,000

* Ms. McDaniel was elected to serve as a Trustee of the Trust effective May 17, 2005. Messrs. Harris, Jobe and Winslow were elected to serve as Trustees of the Trust effective November 19, 2004. Mr. Walton resigned as a Trustee of the Trust effective November 18, 2005.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

                         POSITION(S)          TERM OF OFFICE
NAME, ADDRESS,            HELD WITH           AND LENGTH OF
DATE OF BIRTH               TRUST              TIME SERVED          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------     --------------     --------------------     -------------------------------------------------------
OFFICERS:
R. Jeffrey Young        President          One Year; since July     Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road                          2004                     Fund Services (since 2002); Vice President, Services,
Columbus,                                                           BISYS Fund Services (1997-2002)
OH 43219
DOB 08/22/64

Deborah A. Lamb         Executive Vice     One Year; since          Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza           President;         September 2004; since    Capital Management, Inc. (since 2003); President,
Suite 1400              Assistant          November 2003; since     Investment Industry Consultants, LLC (since 2000);
Atlanta, GA 30303       Secretary;         August 2004              Director of Compliance, INVESCO, Inc. (1995-2000)
DOB 10/02/52            Chief              (respectively)
                        Compliance
                        Officer

David L. Hughes         Treasurer,         One Year; since  May     Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road       Chief              2005                     Services (since 2005); Assistant Vice President,
Columbus, OH 43219      Financial                                   Evergreen Investments (2000 to 2004); Fund Accounting
DOB 01/23/65            Officer                                     Manager, Fidelity Investments (1998 to 2000)

Cynthia J. Surprise     Secretary          One Year; since          Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road                          February 2005            (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219                                                  Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz          Assistant          One Year; since July     Vice President Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road       Secretary          2004                     (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                  Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

Jennifer English        Assistant          One Year; since          Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road       Secretary          November 2005            (since 2005); Assistant Counsel, PFPC Inc (2002-2005);
Columbus, OH 43219                                                  Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                        (2001); Regulatory Specialist, Wellington Management
                                                                    Company, LLP (1998-2001)

                         POSITION(S)         TERM OF OFFICE
NAME, ADDRESS,            HELD WITH           AND LENGTH OF
DATE OF BIRTH               TRUST              TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------     --------------     --------------------     ---------------------------------------------------
Marc Parsons            Assistant          One Year; since          Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road       Secretary          November 2005            2004); Counsel, MetLife Advisers, LLC (2000-2004)
Columbus, OH 43219
DOB 09/27/69

      PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") and the Federal Reserve are open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all series of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

The Trust will permit an exchange of C Shares of the Fund for A Shares of the Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

The Trust also imposes a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

      DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41) and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal tax treatment of the Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income, (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If the Fund fails to maintain qualification as a RIC for a tax year, the Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of the Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gains, accelerate the recognition of income to the Fund, and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund receives income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Fund does not expect to receive any dividend income from corporations. Therefore, none of the Fund's distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

The Fund may also receive income in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of the Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If the Fund's distributions exceed its income realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

      FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

      PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.

      PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Fund's CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Fund's Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about the Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Fund to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Fund. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Fund.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.

In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Fund. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

      DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares.

All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

      VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

      LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent wit the federal securities laws.

      CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1.

These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

      5% AND 25% SHAREHOLDERS

As of January [ ], 2006, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Fund were held for the record owner's fiduciary, agency or custodial customers.

[     ]

      PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

Information regarding how the series of the Trust voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The series of the Trust proxy voting record is available on the Fund's website at www.sticlassicfunds.com, and without charge upon request by calling
(800) 428-6970, or by writing to the Fund at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Fund's proxy voting record is also available on the SEC's website at www.sec.gov.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -  Leading market positions in well-established industries.

            -  High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most respected proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         12/2004

                   TRUSCO CAPITAL MANAGEMENT, INC PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

Trusco, after an extensive review of service providers including size, experience and independence, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, and functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

      1. Collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's mutual fund clients.

      2. Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

      3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

As reflected in our specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the

U.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy.

Trusco provides and maintains the following standard proxy voting policies:

      -     Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

      -     Trusco Taft Hartley Proxy Policy

      -     Trusco Global/International Proxy Policy

Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy; and full complete versions of all of these policies are available as described below.

The Committee will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.

                              Exceptions to Policy

The guidelines as outlined herein generally do not apply where Trusco has contracted discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting policies and procedures. The Committee will annually review the sub advisor's proxy voting policies and procedures.

Trusco will retain voting responsibilities for its mutual fund clients unless it specifically delegates proxy voting responsibility to a properly appointed subadvisor.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

      1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

      2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

      3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

      4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

      5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

      1.    Retain an independent fiduciary to vote the shares.

      2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. Security lending is where the clients or funds loan stock in their accounts or portfolio to various broker-dealers and collect interest based on the underlying value of the position. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

TRUSCO CLIENTS:

Extended summaries of TRUSCO CAPITAL MANAGEMENT, INC.'S U.S. DOMESTIC PROXY POLICY (includes ERISA related accounts,) TAFT HARTLEY PROXY POLICY, and GLOBAL/INTERNATIONAL PROXY POLICY and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI CLASSIC FUNDS AND STI CLASSIC VARIABLE TRUST SHAREHOLDERS:

The above information as it relates to the STI Classic Funds or the STI Classic Variable Trust is available to fund shareholders by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

2005

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

      - there are concerns about the accounts presented or audit procedures used; or

      - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      - there are serious concerns about the accounts presented or the audit procedures used;

      -     the auditors are being changed without explanation; or

      - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

      - there are serious concerns about the statutory reports presented or the audit procedures used;

      - questions exist concerning any of the statutory auditors being appointed; or

      - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

      - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      -     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

      -     Adequate disclosure has not been provided in a timely manner;

      -     There are clear concerns over questionable finances or restatements;

      - There have been questionable transactions with conflicts of interest;

      - There are any records of abuses against minority shareholder interests; and

      -     The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

      - there are serious questions about actions of the board or management for the year in question; or

      -     legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

      - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

      - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BYCASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a

CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

      -     clear evidence of past abuse of the authority is available; or

      -     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

      - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
1.0.         Operational    Adjourn             To provide management with the authority to adjourn an annual or special
             Items          Meeting             meeting.                                                                       F


1.1.         Operational    Amend Quorum        To reduce quorum requirements for shareholder meetings below a majority of
             Items          Requirements        the shares outstanding                                                         A


             Operational    Amend Minor
1.2.         Items          Bylaws              To make housekeeping changes (updates or corrections) to bylaw or charter      F


             Operational    Change
1.3.         Items          Company Name        To change the corporate name                                                   F


                            Date, Time,
                            or Location
             Operational    of Annual
1.4.         Items          Meeting             Management proposals to change the date/time/location of the annual meeting    F


                            Date, Time,
                            or Location
             Operational    of Annual
1.5.         Items          Meeting             Shareholder proposals To change the date/time/location of the annual meeting   A


             Operational
1.6.         Items          Auditors            To ratify auditors                                                             F


             Operational                        Shareholder proposals asking companies to prohibit their auditors from
1.7.         Items          Auditors            engaging in non-audit services                                                 A


             Operational
1.8.         Items          Auditors            Shareholder proposals to require audit firm rotation                           A


                            Transact
             Operational    Other
1.9.         Items          Business            To approve other business when it appears as voting item                       A


                            Voting on
                            Director
                            Nominees in
             Board of       Uncontested
2.0.         Directors      Elections           Director nominees who are not described below                                  F


                            Voting on
                            Director
                            Nominees in
             Board of       Uncontested         Director nominees who have Implement or renewed a dead-hand or modified
2.1.         Directors      Elections           dead-hand poison pill                                                          W


                            Voting on
                            Director
                            Nominees in
             Board of       Uncontested         Director nominees who have ignored a shareholder proposal that is approved
2.2.         Directors      Elections           by a majority of the votes cast for two consecutive years                      W


                            Voting on
                            Director
                            Nominees in
             Board of       Uncontested         Director nominees who have failed to act on takeover offers where the
2.3.         Directors      Elections           majority of the shareholders tendered their shares                             W


                            Voting on
                            Director
                            Nominees in
             Board of       Uncontested         Director nominees who enacted egregious corporate governance policies or
2.4.         Directors      Elections           failed to replace management as appropriate                                    W


             Board of                           To limit the tenure of outside directors either through term limits or
2.5.         Directors      Age Limits          mandatory retirement ages.                                                     A


             Board of
2.6.         Directors      Board Size          To fix the board size or designate a range for the board size                  F


             Board of                           To give management the ability to alter the size of the board outside of a
2.7.         Directors      Board Size          specified range without shareholder approval                                   A


                            Classification/     MANAGEMENT and shareholder proposals to classify the board
             Board of       Declassification
2.8.         Directors      of the Board                                                                                       F


                            Classification/
             Board of       Declassification    MANAGEMENT and shareholder proposals to repeal classified boards and to
2.9.         Directors      of the Board        elect all directors annually                                                   A


             Board of       Cumulative
2.10.        Directors      Voting              To eliminate cumulative voting.                                                F


             Board of       Cumulative
2.11.        Directors      Voting              To restore or permit cumulative voting                                         A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                            Director and
                            Officer
                            Indemnification
                            and
             Board of       Liability           Proposals on director and officer indemnification and liability protection
2.12.        Directors      Protection          not particularly described below.                                              C


                            Director and
                            Officer
                            Indemnification
                            and
             Board of       Liability           To eliminate entirely directors' and officers' liability for monetary
2.13.        Directors      Protection          damages for violating the duty of care.                                        A


                            Director and
                            Officer
                            Indemnification
                            and                 To expand coverage beyond just legal expenses to acts, such as negligence,
             Board of       Liability           that are more serious violations of fiduciary obligation than mere
2.14.        Directors      Protection          carelessness                                                                   A


                            Director and
                            Officer
                            Indemnification     To expand coverage in cases when a director's or officer's legal defense was
                            and                 unsuccessful if: (1) the director was found to have acted in good faith and
             Board of       Liability           in a manner that he reasonably believed was in the best interests of the
2.15.        Directors      Protection          company, and (2) only if the director's legal expenses would be covered.       F



                            Establish/
                            Amend
             Board of       Nominee
2.16.        Directors      Qualifications      To establish or amend director qualifications                                  A


                            Establish/
                            Amend
             Board of       Nominee
2.17.        Directors      Qualifications      Shareholder proposals requiring two candidates per board seat                  A


                            Filling
                            Vacancies/
             Board of       Removal of
2.18.        Directors      Directors           To provide that directors may be removed only for cause.                       A


                            Filling
                            Vacancies/
             Board of       Removal of
2.19.        Directors      Directors           To restore shareholder ability to remove directors with or without cause.      F


                            Filling
                            Vacancies/
             Board of       Removal of          To provide that only continuing directors may elect replacements to fill
2.20.        Directors      Directors           board vacancies.                                                               A


                            Filling
                            Vacancies/
             Board of       Removal of
2.21.        Directors      Directors           To permit shareholders to elect directors to fill board vacancies.             F



                            Independent
                            Chairman
             Board of       (Separate
2.22.        Directors      Chairman/CEO)       To recommend that the positions of chairman and CEO be combined.               F


                            Independent
                            Chairman
             Board of       (Separate           To recommend that the positions of chairman and CEO be separate and distinct
2.23.        Directors      Chairman/CEO        positions held by 2 different individuals.                                     A


                            Majority of
                            Independent
                            Directors/
             Board of       Establishment       Shareholder proposals to require that a majority or more of directors be
2.24.        Directors      of Committees       independent                                                                    F


                            Majority of
                            Independent
                            Directors/
             Board of       Establishment       Shareholder proposals asking that board audit, compensation, and/or
2.25.        Directors      of Committees       nominating committees be composed exclusively of independent directors         A


             Board of
2.26.        Directors      Open Access         Shareholder proposals asking for open access                                   A


                            Stock
             Board of       Ownership           Shareholder proposals that mandate a minimum amount of stock that directors
2.27.        Directors      Requirements        must own in order to qualify as a director or to remain on the board           A


                            Stock               Shareholder proposals asking that the company adopt a holding or retention
             Board of       Ownership           period for its executives (for holding stock after the vesting or exercise
2.28.        Directors      Requirements        of equity awards)                                                              A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
2.29.        Board of       Term Limits         Shareholder or management proposals to limit the tenure of outside directors   A
             Directors


3.0.         Proxy          Voting for          Votes in a contested election of directors                                     C
             Contests       Director
                            Nominees in
                            Contested
                            Elections


3.1.         Proxy          Reimbursing         To reimburse proxy solicitation expenses                                       C
             Contests       Proxy
                            Solicitation
                            Expenses


3.2.         Proxy                              Shareholder proposals requesting that corporations adopt confidential          A
             Contests       Confidential        voting, use independent vote tabulators and use independent inspectors of
                            Voting              election


3.3.         Proxy          Confidential        Management proposals to adopt confidential voting.                             A
             Contests       Voting


4.0.                                            Advance notice proposals                                                       F
                            Advance
             Antitakeover   Notice
             Defenses and   Requirements
             Voting         for
             Related        Shareholder
             Issues         Proposals/
                            Nominations


4.1.                                            Proposals giving the board exclusive authority to amend the bylaws             F
             Antitakeover
             Defenses and   Amend Bylaws
             Voting         without
             Related        Shareholder
             Issues         Consent


             Antitakeover
             Defenses and   Amend Bylaws
             Voting         without
             Related        Shareholder         Proposals giving the board the ability to amend the bylaws in addition to
4.2.         Issues         Consent             shareholders                                                                   F


             Antitakeover
             Defenses and
             Voting
             Related                            Shareholder proposals that ask a company to submit its poison pill for
4.3.         Issues         Poison Pills        shareholder ratification                                                       F


             Antitakeover
             Defenses and
             Voting
             Related                            Shareholder proposals asking that any future pill be put to a shareholder
4.4.         Issues         Poison Pills        vote                                                                           F


             Antitakeover
             Defenses and
             Voting
             Related
4.5.         Issues         Poison Pills        Management proposals to ratify a poison pill                                   C


4.6.         Antitakeover   Shareholder         To restrict or prohibit shareholder ability to take action by written consent  A
             Defenses and   Ability to
             Voting         Act by
             Related        Written
             Issues         Consent


4.7.         Antitakeover   Shareholder         To allow or make easier shareholder action by written consent                  F
             Defenses and   Ability to
             Voting         Act by
             Related        Written
             Issues         Consent


             Antitakeover
             Defenses and   Shareholder
             Voting         Ability to
             Related        Call Special
4.8.         Issues         Meetings            To restrict or prohibit shareholder ability to call special meetings.          A


             Antitakeover
             Defenses and   Shareholder
             Voting         Ability to
             Related        Call Special        To remove restrictions on the right of shareholders to act independently of
4.9.         Issues         Meetings            management.                                                                    F


4.10.        Antitakeover
             Defenses and
             Voting         Supermajority
             Related        Vote
             Issues         Requirements        To require a supermajority shareholder vote.                                   A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
4.11.        Antitakeover
             Defenses and
             Voting         Supermajority
             Related        Vote
             Issues         Requirements        To lower supermajority vote requirements.                                      F


5.0.         Mergers and
             Corporate      Appraisal           To restore, or provide shareholders with, rights of appraisal.                 A
             Restructurings Rights


5.1.         Mergers and
             Corporate      Asset
             Restructurings Purchases           On asset purchase proposals                                                    C


             Mergers and
             Corporate
5.2.         Restructurings Asset Sales         Asset sales                                                                    C


             Mergers and
             Corporate      Bundled
5.3.         Restructurings Proposals           Bundled or "conditioned" proxy proposals                                       C


             Mergers and
             Corporate      Conversion          Proposals regarding conversion of securities, absent penalties or likely
5.4.         Restructurings of Securities       bankruptcy.                                                                    C


             Mergers and                        Proposals regarding conversion of securities, if it is expected that the
             Corporate      Conversion          company will be subject to onerous penalties or will be forced to file for
5.5.         Restructurings of Securities       bankruptcy if the transaction is not approved.                                 F


             Mergers and
             Corporate      Corporate           Proposals to increase common and/or preferred shares and to issue shares as
5.6.         Restructurings Reorganization      part of a debt restructuring plan, absent likely bankruptcy.                   C


             Mergers and                        Proposals to increase common and/or preferred shares and to issue shares as
             Corporate      Corporate           part of a debt restructuring plan where bankruptcy is likely if the
5.7.         Restructurings Reorganization      transaction is not approved                                                    F


             Mergers and    Formation of
             Corporate      Holding
5.8.         Restructurings Company             To form a holding company                                                      C


                            Going
                            Private
                            Transactions
             Mergers and    (LBOs and
             Corporate      Minority
5.9.         Restructurings Squeeze outs)       To make the company private rather than public                                 C


             Mergers and
             Corporate      Joint
5.10.        Restructurings Ventures            To form joint ventures                                                         C


             Mergers and
             Corporate
5.11.        Restructurings Liquidations        To liquidate when bankruptcy is not likely                                     C


             Mergers and
             Corporate
5.12.        Restructurings Liquidations        To liquidate when bankruptcy is likely                                         F


                            Mergers and
                            Acquisitions/
                            Issuance of
                            Shares to
             Mergers and    Facilitate
             Corporate      Merger or
5.13.        Restructurings Acquisition         To merge with or acquire another company                                       C


5.14.                                           To issue a private placement security when bankruptcy is not likely            C
                            Private
                            Placements/
             Mergers and    Warrants/
             Corporate      Convertible
             Restructurings Debentures

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
5.15.                       Private             To issue a private placement security when bankruptcy is not likely            F
                            Placements/
             Mergers and    Warrants/
             Corporate      Convertible
             Restructurings Debentures


5.16.        Mergers and
             Corporate
             Restructurings Spin-offs           To spin off a unit or line of business                                         C


             Mergers and    Value               To maximize shareholder value by hiring a financial advisor to explore
5.17.        Corporate      Maximization        strategic alternatives, selling the company or liquidating the company and     C
             Restructurings Proposals           distributing the proceeds to shareholders.


                            Control
6.0.         State of       Share               To opt out of control share acquisition statutes                               F
             Incorporation  Acquisition
                            Provisions


6.1.         State of       Control             To amend the charter to include control share acquisition provisions.          A
                            Share
                            Acquisition
                            Provisions


                            Control
             State of       Share
6.2.         Incorporation  Acquisition         To restore voting rights to the control shares.                                F
                            Provisions


6.3.         State of       Control              To opt out of control share cash out statutes.                                 F
             Incorporation  Share Cash
                            out
                            Provisions


6.4.         State of       Disgorgement        To opt out of state disgorgement provisions.                                   F
             Incorporation  Provisions


6.5.         State of       Fair Price          To adopt fair price provisions                                                 C
             Incorporation  Provisions


6.6.         State of       Fair Price          To adopt fair price provisions with shareholder vote requirements greater      A
             Incorporation  Provisions          than a majority of disinterested shares.


6.7.         State of       Freeze Out          proposals to opt out of state freeze out provisions                            F
             Incorporation


6.8.         State of       Greenmail           To adopt anti greenmail charter of bylaw amendments                            F
             Incorporation                      Or otherwise restrict a company's ability to make greenmail payments.


6.9.         State of       Greenmail           To adopt anti greenmail proposals when they are bundled with other charter     C
             Incorporation                      or bylaw amendments.


6.10.        State of       Reincorporation     To change a company's state of incorporation                                   C
             Incorporation  Proposals


6.11.        State of       Stakeholder         To consider non-shareholder constituencies or other non-financial effects      A
             Incorporation  Provisions          when evaluating a merger or business combination.


                                                To opt in or out of state takeover
                                                statutes (including control share
                                                acquisition statutes, control share
                                                cash-out statutes, freeze out
6.12.        State of       State Anti          provisions, fair price provisions, stakeholder laws, poison pill               C
             Incorporation  takeover            endorsements, severance pay and labor contract provisions, anti greenmail
                            Statutes            provisions, and disgorgement provisions).


                            Adjustments
             Capital        to Par Value
7.0.         Structure      of Common           Management proposals to reduce or eliminate the par value of common stock.     F
                            Stock


7.1.         Capital        Common Stock        To increase the number of shares of common stock authorized for issuance       C
             Structure      Authorization


7.2.         Capital        Common Stock        To increase the number of authorized shares of the class of stock that has     C
             Structure      Authorization       superior voting rights.


                                                To approve increases beyond the allowable increase when a company's shares
7.3.         Capital        Common Stock        are in danger of being de-listed or if a company's ability to continue to      F
             Structure      Authorization       operate as a going concern is uncertain


7.4.         Capital        Dual-class          Proposals to create a new class of common stock with superior voting rights    A
             Structure      Stock

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                                                To create a new class of nonvoting or sub-voting common stock if:
                                                o    It is intended for financing purposes with minimal or no dilution
7.5.         Capital        Dual-class               to current shareholders
             Structure      Stock               o    It is not designed to preserve the voting power of an insider or          F
                                                     significant shareholder


             Capital        Issue Stock         To increase authorized common stock for the explicit purpose of implementing
7.6.         Structure      for Use with        a shareholder rights plan (poison pill).                                       A
                            Rights Plan


7.7.         Capital        Preemptive          Shareholder proposals that seek preemptive rights                              C
             Structure      Rights


                                                To authorizing the creation of new classes of preferred stock with
7.8.         Capital        Preferred           unspecified voting, conversion, dividend distribution, and other rights        A
             Structure      Stock               ("blank check" preferred stock).


7.9.         Capital        Preferred           To create "declawed" blank check preferred stock (stock that cannot be used    F
             Structure      Stock               as a takeover defense).


                                                To authorize preferred stock in cases where the company specifies the
7.10.        Capital        Preferred           voting, dividend, conversion, and other rights of such stock and the terms     F
             Structure      Stock               of the preferred stock appear reasonable


7.11.        Capital        Preferred           To increase the number of blank check preferred stock authorized for           A
             Structure      Stock               issuance when no shares have been issued or reserved for a specific purpose.


7.12.        Capital        Preferred           To increase the number of blank check preferred shares                         F
             Structure      Stock


7.13.        Capital                            Recapitalizations (reclassifications of securities)                            C
             Structure      Recapitalization


7.14.        Capital        Reverse             Management proposals to implement a reverse stock split when the number of     F
             Structure      Stock Splits        authorized shares will be proportionately reduced


7.15.        Capital        Reverse             Management proposals to implement a reverse stock split to avoid delisting.    F
             Structure      Stock Splits


7.16.        Capital        Reverse             To implement a reverse stock split that do not proportionately reduce the      C
             Structure      Stock Splits        number of shares authorized


             Capital        Share               Management proposals to institute open-market share repurchase plans in
7.17.        Structure      Repurchase          which all shareholders may participate on equal terms                          F
                            Programs


                            Stock               Management proposals to increase the common share authorization for a stock
7.18.        Capital        Distributions:      split or share dividend, provided that the increase in authorized shares       F
             Structure      Splits and          would not result in an excessive number of shares available for issuance
                            Dividends


7.19.        Capital        Tracking            To authorize the creation of tracking stock                                    C
             Structure      Stock


             Executive
8.0.         and Director   Executive           To approve or disapprove executive compensation plans or plan amendments.      C
             Compensation   Compensation


             Executive
8.1.         and Director   Executive           To approve compensation plans that expressly permit the re-pricing of          A
             Compensation   Compensation        underwater stock options without shareholder approval.


             Executive
8.2.         and Director   Executive           Plans in which the CEO participates if there is a disconnect between the       A
             Compensation   Compensation        CEO's pay and company performance


             Executive
8.3.         and Director   Director            Plans for directors                                                            C
             Compensation   Compensation


             Executive      Stock Plans
8.4.         and Director   in Lieu of          For plans which provide participants with the option of taking all or a        C
             Compensation   Cash                portion of their cash compensation in the form of stock


             Executive      Stock Plans
8.5.         and Director   in Lieu of          Plans which provide a dollar-for-dollar cash for stock exchange                F
             Compensation   Cash


             Executive      Stock Plans
8.6.         and Director   in Lieu of          Plans which do not provide a dollar-for-dollar cash for stock exchange         A
             Compensation   Cash

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
             Executive      Director
8.7.         and Director   Retirement          Retirement plans for non-employee directors.                                   A
             Compensation   Plans


             Executive      Director            Shareholder proposals to eliminate retirement plans for non-employee
8.8.         and Director   Retirement          directors                                                                      F
             Compensation   Plans


                            Management
             Executive      Proposals
8.9.         and Director   Seeking             On management proposals seeking approval to re-price options                   A
             Compensation   Approval to
                            Re-price
                            Options


             Executive
8.10.        and Director   Voting on
             Compensation   Compensation        Shareholder proposals to submit executive compensation to a vote.              A


                            Employee
             Executive      Stock
8.11.        and Director   Purchase            Employee stock purchase plans not described below                              C
             Compensation   Plans


                            Employee
             Executive      Stock               Employee stock purchase plans where all of the following apply
8.12.        and Director   Purchase            o        Purchase price is at least 85 percent of fair market value            F
             Compensation   Plans               o        Offering period is 27 months or less


                            Employee
             Executive      Stock               Employee stock purchase plans where any of the following apply
8.13.        and Director   Purchase            o        Purchase price is less than 85 percent of fair market value, or       A
             Compensation   Plans               o        Offering period is greater than 27 months


                            Incentive
             Executive      Bonus Plans         Simply amend shareholder-approved compensation plans to include
8.14.        and Director   and Tax             administrative features or place a cap on the annual grants any one            F
                            Proposals           Compensation Deductibility participant may receive to comply with the provisions of Section 162(m).


                            Incentive
             Executive      Bonus Plans         To add performance goals to existing compensation plans to comply with the
8.15.        and Director   and Tax             provisions of Section 162(m)                                                   F
             Compensation   Deductibility
                            Proposals


                            Incentive
             Executive      Bonus Plans         Plans to increase shares reserved and to qualify for favorable tax treatment
8.16.        and Director   and Tax             under the provisions of Section 162(m)                                         F
             Compensation   Deductibility
                            Proposals


                            Incentive
             Executive      Bonus Plans         Cash or cash and stock bonus plans that are submitted to shareholders for
8.17.        and Director   and Tax             the purpose of exempting compensation from taxes under the provisions of       F
             Compensation   Deductibility       Section 162(m) if no increase in shares
                            Proposals           is requested.


             Executive      Employee            To implement an ESOP or increase authorized shares for existing ESOPs,
8.18.        and Director   Stock               unless the number of shares allocated to the ESOP is excessive (more than      F
             Compensation   Ownership           five percent of outstanding shares.)
                            Plans (ESOPs)


             Executive      401(k)
8.19.        and Director   Employee            To implement a 401(k) savings plan for employees.                              F
             Compensation   Benefit Plans


                            Shareholder
             Executive      Proposals
8.20.        and Director   Regarding           Shareholder proposals seeking additional disclosure of executive and           A
             Compensation   Executive           director pay information,
                            and Director
                            Pay


                            Shareholder
             Executive      Proposals
8.21.        and Director   Regarding           Shareholder proposals seeking to set absolute levels on compensation or        A
             Compensation   Executive           otherwise dictate the amount or form of compensation.
                            and Director
                            Pay


                            Shareholder
             Executive      Proposals
8.22.        and Director   Regarding           Shareholder proposals requiring director fees be paid in stock only            A
             Compensation   Executive
                            and Director
                            Pay

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                            Shareholder
             Executive      Proposals
8.23.        and Director   Regarding           Shareholder proposals to put option re-pricings to a shareholder vote          F
             Compensation   Executive
                            and Director
                            Pay


                            Shareholder
             Executive      Proposals
8.24.        and Director   Regarding           For all other shareholder proposals regarding executive and director pay       C
             Compensation   Executive
                            and Director
                            Pay


             Executive
8.25.        and Director   Option              Shareholder proposals asking the company to expense stock options              A
             Compensation   Expensing


             Executive      Performance-
8.26.        and Director   Based               Shareholder proposals advocating the use of performance-based stock options    A
             Compensation   Stock Options       (indexed, premium-priced, and performance-vested options).


                            Golden
                            Parachutes
             Executive      and                 Shareholder proposals to require golden parachutes or executive severance
8.27.        and Director   Executive           agreements to be submitted for shareholder ratification                        A
             Compensation   Severance
                            Agreements


                            Golden
                            Parachutes
             Executive      and
8.28.        and Director   Executive           Proposals to ratify or cancel golden parachutes.                               C
             Compensation   Severance
                            Agreements


             Executive      Pension Plan
8.29.        and Director   Income              Shareholder proposals to exclude pension plan income in the calculation of     F
             Compensation   Accounting          earnings used in determining executive bonuses/compensation


                            Supplemental
             Executive      Executive           Shareholder proposals requesting to put extraordinary benefits contained in
8.30.        and Director   Retirement          SERP agreements to a shareholder vote                                          A
             Compensation   Plans (SERPs)


             Executive      Equity Based
8.31         and Director   Compensation        Management proposals for equity plans that have high average three-year burn   A
             Compensation   Plans               rates.


                            CONSUMER
             Social and     ISSUES AND
9.0.         Environmental  PUBLIC              To phase out the use of animals in product testing                             A
             Issues         SAFETY:
                            Animal Rights


                            CONSUMER
             Social and     ISSUES AND
9.1.         Environmental  PUBLIC              To implement price restraints on pharmaceutical products                       A
             Issues         SAFETY:
                            Drug Pricing


                            CONSUMER
                            ISSUES AND
             Social and     PUBLIC              To voluntarily label genetically engineered
9.2.         Environmental  SAFETY:             (GE) ingredients in their products or alternatively to provide interim         A
             Issues         Genetically         labeling and eventually eliminate GE ingredients due to the costs and
                            Foods               Modified feasibility of labeling and/or phasing out the use of GE ingredients.


             Social and     Genetically
9.3.         Environmental  Modified            A report on the feasibility of labeling products containing GE ingredients     A
             Issues         Foods


             Social and     Genetically
9.4.         Environmental  Modified            A report on the financial, legal, and environmental impact of continued use    A
             Issues         Foods               of GE ingredients/seeds


             Social and     Genetically
9.5.         Environmental  Modified            Report on the health and environmental effects of genetically modified         A
             Issues         Foods               organisms (GMOs)


                                                To completely phase out GE ingredients from the company's products or
             Social and     Genetically         proposals asking for reports outlining the steps necessary to eliminate GE
9.6.         Environmental  Modified            ingredients from the company's products. Such resolutions presuppose that      A
             Issues         Foods               there are proven health risks to GE ingredients


                            CONSUMER
             Social and     ISSUES AND
9.7.         Environmental  PUBLIC              Reports on a company's policies aimed at curtailing gun violence in the        A
             Issues         SAFETY:             United States
                            Handguns

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                            CONSUMER
             Social and     ISSUES AND
9.8.         Environmental  PUBLIC              Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and     A
             Issues         SAFETY:             tuberculosis) on the company's Sub-Saharan operations
                            HIV/AIDS


             Social and                         To establish, implement, and report on a standard of response to the
9.9.         Environmental  HIV/AIDS            HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other         A
             Issues                             developing countries


                            CONSUMER
                            ISSUES AND
             Social and     PUBLIC              Reports on the company's procedures for preventing predatory lending,
9.10.        Environmental  SAFETY:             including the establishment of a board committee for oversight,                A
             Issues         Predatory
                            Lending


                            CONSUMER
             Social and     ISSUES AND
9.11.        Environmental  PUBLIC              Proposals seeking stronger product warnings                                    A
             Issues         SAFETY:
                            Tobacco


             Social and
9.12.        Environmental  Tobacco             Proposals asking that the company's operating facilities be smoke-free         A
             Issues


             Social and
9.13.        Environmental  Tobacco             Proposals dealing with product placement in stores or advertising to youth.    A
             Issues


             Social and
9.14.        Environmental  Tobacco             Proposals asking the company to cease production of tobacco-related products   A
             Issues                             or cease selling products to tobacco companies.


             Social and
9.15.        Environmental  Tobacco             Proposals to spin-off tobacco-related businesses:                              A
             Issues


             Social and
9.16.        Environmental  Tobacco             Proposals prohibiting investment in tobacco equities.                          A
             Issues


                            ENVIRONMENT
                            AND ENERGY:
             Social and     Arctic              Requests for reports outlining potential environmental damage from drilling
9.17.        Environmental  National            in the Arctic National Wildlife Refuge (ANWR)                                  A
             Issues         Wildlife
                            Refuge


                            ENVIRONMENT
             Social and     AND ENERGY:
9.18.        Environmental  CERES               Proposals to adopt the CERES Principles                                        A
             Issues         Principles


                            ENVIRONMENT
             Social and     AND ENERGY:         Proposals requests reports assessing economic risks of environmental
9.19.        Environmental  Environmental-      pollution or climate change.                                                   A
             Issues         Economic
                            Risk Report


             Social and
9.20.        Environmental  Environmental       Proposals for reports disclosing the company's environmental policies.         A
             Issues         Reports


                            ENVIRONMENT
             Social and     AND ENERGY:         Proposals to make reports on the level of greenhouse gas emissions from the
9.21.        Environmental  Global              company's operations and products.                                             A
             Issues         Warming


             Social and     ENVIRONMENT
9.22.        Environmental  AND ENERGY:         Proposals to adopt a comprehensive recycling strategy                          A
             Issues         Recycling


                            ENVIRONMENT
             Social and     AND ENERGY:
9.23.        Environmental  Renewable           Proposals to invest in renewable energy sources.                               A
             Issues         Energy


             Social and
9.24.        Environmental  Renewable           Requests for reports on the feasibility of developing renewable energy         A
             Issues         Energy              sources


                            ENVIRONMENT
             Social and     AND ENERGY:         Proposals to make report on its policies and practices related to social,
9.25.        Environmental  Sustainability      environmental, and economic sustainability                                     A
             Issues         Report


                            GENERAL
                            CORPORATE
             Social and     ISSUES:
9.26.        Environmental  Charitable/         Proposals to affirm political nonpartisanship in the workplace                 A
             Issues         Political
                            Contributions


             Social and     Charitable/
9.27.        Environmental  Political           Proposals to report or publish in newspapers the company's political           A
             Issues         Contributions       contributions

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
             Social and     Charitable/
9.28.        Environmental  Political           Proposals to prohibit the company from making political contributions          A
             Issues         Contributions


             Social and     Charitable/
9.29.        Environmental  Political           Proposals to restrict the company from making charitable contributions         A
             Issues         Contributions


             Social and     Charitable/         Proposals to publish a list of company executives, directors, consultants,
9.30.        Environmental  Political           legal counsels, lobbyists, or investment bankers that have prior government    A
             Issues         Contributions       service and whether such service had a bearing on the business of the company


                            GENERAL
                            CORPORATE
                            ISSUES:
             Social and     Link
9.31.        Environmental  Executive           Proposals to review ways of linking executive compensation to social factors   A
             Issues         Compensation
                            to Social
                            Performance


                            LABOR
                            STANDARDS
             Social and     AND HUMAN
9.32.        Environmental  RIGHTS:             Proposals to implement the China Principles.                                   A
             Issues         China
                            Principles


                            LABOR
                            STANDARDS           Proposals to make reports detailing the company's operations in a particular
             Social and     AND HUMAN           country and steps to protect human rights
9.33.        Environmental  RIGHTS:                                                                                            A
             Issues         Country-specific
                            human rights
                            reports


                            LABOR
                            STANDARDS
                            AND HUMAN
             Social and     RIGHTS:             Proposals to implement certain human rights standards at company facilities
9.34.        Environmental  International       or those of its suppliers and to commit to outside, independent monitoring     A
             Issues         Codes of
                            Conduct/Vendor
                            Standards


                            LABOR
                            STANDARDS
             Social and     AND HUMAN
9.35.        Environmental  RIGHTS:             Proposals to endorse or increase activity on the MacBride Principles.          A
             Issues         MacBride
                            Principles


                            MILITARY
             Social and     BUSINESS:
9.36.        Environmental  Foreign             Proposals to make reports on foreign military sales or offsets.                A
             Issues         Military
                            Sales/Offsets


                            MILITARY
             Social and     BUSINESS:
9.37.        Environmental  Landmines           Proposals asking the company to renounce future involvement in antipersonnel   A
             Issues         and Cluster         landmine production
                            Bombs


                            MILITARY
             Social and     BUSINESS:           Proposals asking the company to cease production of nuclear weapons
9.38.        Environmental  Nuclear             components and delivery systems, including disengaging from current and        A
             Issues         Weapons             proposed contracts


                            MILITARY
                            BUSINESS:
             Social and     Operations          Proposals asking the company to appoint a board committee review and report
9.39.        Environmental  in Nations          outlining the company's financial and reputational risks from its operations   A
             Issues         Sponsoring          in Iran,
                            Terrorism
                            (Iran)


                            MILITARY
             Social and     BUSINESS:           Proposals asking the company to make reports on a company's involvement in
9.40.        Environmental  Spaced-Based        spaced-based weaponization                                                     A
             Issues         Weaponization


                            WORKPLACE
             Social and     DIVERSITY:
9.41.        Environmental  Board               Requests for reports on the company's efforts to diversify the board,          F
             Issues         Diversity


                            WORKPLACE
             Social and     DIVERSITY:          Proposals asking the company to increase the representation of women and
9.42.        Environmental  Board               minorities on the board                                                        C
             Issues         Diversity

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                            WORKPLACE
                            DIVERSITY:
             Social and     Equal
9.43.        Environmental  Employment          Proposals to increase regulatory oversight of EEO programs                     A
             Issues         Opportunity
                            (EEO)


             Social and     WORKPLACE
9.44.        Environmental  DIVERSITY:          To increase regulatory oversight of EEO programs and Glass Ceiling proposals   A
             Issues         Glass Ceiling


                            WORKPLACE
             Social and     DIVERSITY:          Proposals to amend a company's EEO statement in order to prohibit
9.45.        Environmental  Sexual              discrimination based on sexual orientation                                     A
             Issues         Orientation


             Social and
9.46.        Environmental  Sexual              Proposals to extend company benefits to or eliminate benefits from domestic    A
             Issues         Orientation         partners


             Social and
9.47         Environmental  Outsourcing         Proposals asking for companies to report on the risks associated with          A
             Issues                             outsourcing or offshoring.


10.0.        Mutual Fund    Election of         Director nominees who are not described below                                  F
             Proxies        Directors


10.1.        Mutual Fund    Election of         Ignore a shareholder proposal that is approved by a majority of the votes      W
             Proxies        Directors           cast for two consecutive years


                            Convert
             Mutual Fund    Closed-end
10.2.        Proxies        Fund to             Conversion Proposals                                                           C
                            Open-end Fund


10.3.        Mutual Fund    Proxy               Proxy Contests                                                                 C
             Proxies        Contests


                            Investment
10.4.        Mutual Fund    Advisory            Investment Advisory Agreements                                                 F
             Proxies        Agreements


                            Approve New
             Mutual Fund    Classes or
10.5.        Proxies        Series of           The establishment of new classes or series of shares.                          F
                            Shares


                            Change
                            Fundamental
             Mutual Fund    Restriction
10.6.        Proxies        to                  Proposals to change a fund's fundamental restriction to a non fundamental      C
                            Nonfundamental      restriction
                            Restriction


                            Change
                            Fundamental
10.7.        Mutual Fund    Investment          Proposals to change a fund's fundamental investment objective to a non         C
             Proxies        Objective to        fundamental investment objective
                            Nonfundamental


10.8.        Mutual Fund    Name Change                                                                                        F
             Proxies        Proposals           Name change proposals.


             Mutual Fund    Change in
10.9.        Proxies        Fund's Sub          To change a fund's sub-classification                                          F
                            classification


                            Disposition         To dispose of assets, liquidate or terminate the fund
10.10.       Mutual Fund    of
             Proxies        Assets/
                            Termination/
                            Liquidation                                                                                        F


                            Changes to
10.11.       Mutual Fund    the Charter         To make changes to the charter document                                        C
             Proxies        Document


                            Changes to
10.12.       Mutual Fund    the Charter         Removal shareholder approval requirement to reorganize or terminate the        F
             Proxies        Document            trust or any of its series


                            Changes to
10.13.       Mutual Fund    the Charter         Removal of shareholder approval requirement for amendments to the new          F
             Proxies        Document            declaration of trust


                            Changes to          Removal of shareholder approval requirement to amend the fund's management
10.14.       Mutual Fund    the Charter         contract, allowing the contract to be modified by the investment manager and   F
             Proxies        Document            the trust management, as permitted by the 1940 Act


                            Changes to          Allow the trustees to impose other fees in addition to sales charges on
10.15.       Mutual Fund    the Charter         investment in a fund, such as deferred sales charges and redemption fees       F
             Proxies        Document            that may be imposed upon redemption of a fund's shares


                            Changes to
10.16.       Mutual Fund    the Charter         Removal of shareholder approval requirement to engage in and terminate         F
             Proxies        Document            Sub-advisory arrangements

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.


                                                BALLOT ITEM / PROPOSAL
     NUMBER     CHAPTER        SECTION          [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                               VOTE
     ------     -------        -------          ----------------------------------------------                               ----
                            Changes to
10.17.       Mutual Fund    the Charter         Removal of shareholder approval requirement to change the domicile of the      F
             Proxies        Document            fund


                            Change the
10.18.       Mutual Fund    Fund's              Fund's Reincorporation                                                         C
             Proxies        Domicile


                            Authorize
                            the Board to
                            Hire and
             Mutual Fund    Terminate           Proposals authorizing the board to hire/terminate sub-advisors without
10.19.       Proxies        Subadvisors         shareholder approval.                                                          F
                            Without
                            Shareholder
                            Approval


10.20.       Mutual Fund    Distribution        Distribution agreements                                                        F
             Proxies        Agreements


10.21.       Mutual Fund    Master-Feeder       Establishment of a master-feeder structure.                                    F
             Proxies        Structure


10.22.       Mutual Fund    Mergers             Mergers and Acquisitions                                                       C
             Proxies



                            Shareholder
                            Proposals to
10.23.       Mutual Fund    Establish           To mandate a specific minimum amount of stock that directors must own in       A
             Proxies        Director            order to qualify as a director or to remain on the board
                            Ownership
                            Requirement


                            Shareholder
                            Proposals to
             Mutual Fund    Reimburse
10.24.       Proxies        Proxy               To reimburse proxy solicitation expenses                                       C
                            Solicitation
                            Expenses


10.25.       Mutual Fund    Shareholder         To terminate the investment advisor                                            C
             Proxies        Proposals to
                            Terminate
                            Investment
                            Advisor

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 60

ITEM 23.  Exhibits:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000935069-00-000528 on September 21, 2000.

(c)       Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
          Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(d)(4) Revised Schedule A dated November 18, 2005, to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is filed herewith.

(d)(5) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-05-001587 on February 28, 2005.

(e) Form of Distribution Agreement dated [ ], 2005 between the Registrant and BISYS Fund Services, Limited Partnership is filed herewith.

(f)       Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's

          Registration Statement filed with the SEC via
          EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit
          (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is filed herewith.

(g)(6) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(7) Form of Amended Schedule of Funds dated [ ], 2005 to Custodian Agreement dated January 29, 2003 among the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co. is filed herewith.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-04-009220 on December 30, 2004.

(h)(4) Form of Amendment dated [ ], 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is filed herewith.

(h)(5) Amended Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is filed herewith.

(h)(6) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000935069-03-001371 on September 30, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(h)(8) Form of Compliance Services Agreement between the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated [ ] is filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is to be filed by amendment.

(j) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, is to be filed by amendment.

(k)       Not applicable.

(l)       Not applicable.

(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-006336 on August 1, 2005.

(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's

          Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(m)(4) Amended Schedule A to the Distribution and Service Plan for A Shares dated November 18, 2005 is filed herewith.

(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-05-004581 on May 18, 2005.

(o)       Not applicable.

(p)(1) Registrant's Code of Ethics dated February 2000, last amended May 17, 2005, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-05-004581 on May 18, 2005.

(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership dated January 1, 2005 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-05-004581 on May 18, 2005.

(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services, Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Trusco Capital Management, Inc.

David Eidson                                  SunTrust Banks, Inc.             Senior Vice President
Director                                          SunTrust Bank                Senior Vice President
                                            SunTrust Capital Markets           Senior Vice President

William H. Rogers                             SunTrust Banks, Inc.            Executive Vice President
Director

Douglas S. Phillips                               SunTrust Bank               Chief Investment Officer
President/CEO                                 Zevenbergen Capital
                                                Investments LLC               Director


Paul L. Robertson, III                        SunTrust Banks, Inc.                 Vice President
Executive Vice President/Secretary/
Treasurer                                         SunTrust Bank                    Vice President

Andrew J. Muldoon, III                            SunTrust Bank               Executive Vice President
Executive Vice President

G. Bradley Ball                                   SunTrust Bank                    Vice President
Executive Vice President

Elizabeth G. Pola                              Zevenbergen Capital                     Director
Executive Vice President                         Investments LLC

Robert J. Rhodes                                  SunTrust Bank                       Officer
Executive Vice President

Christina Seix                                    SunTrust Bank                    Vice President
Executive Vice President

John Talty                                             --                                --
Executive Vice President

David C. Anderson                                 SunTrust Bank                    Vice President
Vice President

Seth Antiles                                           --                                --
Vice President

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Charles B. Arrington                              SunTrust Bank                       Officer
Vice President

Frances J. Aylor                                       --                                --
Vice President

Brett L. Barner                                   SunTrust Bank                       Officer
Managing Director

James N. Behre                                         --                                --
Vice President

Richard M. Bemis                                  SunTrust Bank                    Vice President
Vice President

Theresa N. Benson                                 SunTrust Bank                    Vice President
Vice President

Edward E. Best                                    SunTrust Bank                       Officer
Managing Director

Glen Blackston                                         --                                --
Vice President

Gordon Boardway                                        --                                --
Vice President

Matthew Boden                                          --                                --
Vice President

Noel Crissman Boggan                              SunTrust Bank                       Officer
Vice President

Robert S. Bowman                                  SunTrust Bank                       Officer
Managing Director

John Brennan                                           --                                --
Vice President

Casey C. Brogdon                                  SunTrust Bank                       Officer
Managing Director

Daniel Bromstad                                        --                                --
Vice President

Marlon Brown                                      SunTrust Bank                       Officer
Vice President

William B. Buie                                   SunTrust Bank                       Officer
Vice President

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Joseph Calabrese                                       --                                --
Managing Director

George E. Calvert, Jr.                            SunTrust Bank                       Officer
Vice President

Matthew Carney                                         --                                --
Vice President

Christopher D. Carter                             SunTrust Bank                    Vice President
Vice President

Carlos Catoya                                          --                                --
Vice President

Denise E. Claridy                                      --                                --
Vice President

Benjamin M. Clark                                 SunTrust Bank                    Vice President
Vice President

Shane Coldren                                     SunTrust Bank                       Officer
Managing Director

Robert W. Corner                                  SunTrust Bank                       Officer
Managing Director

Scott Craig                                            --                                --
Vice President

Stacy Culver                                           --                                --
Vice President

William Davis                                          --                                --
Vice President

J. Chadwick Deakins                               SunTrust Bank                       Officer
Vice President

Louis Joseph Douglass, IV                              --                                --
Vice President

Martin J. Duffy                                   SunTrust Bank                       Officer
Vice President

Mary Durkin                                       SunTrust Bank                       Officer
Vice President

Todd Early                                             --                                --
Vice President

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Bob M. Farmer                                     SunTrust Bank                    Vice President
Managing Director

Douglas J. Farmer                                      --                                --
Vice President

Robert Felice                                          --                                --
Managing Director

Jeffrey Findling                                       --                                --
Vice President

James Fitzpatrick                                      --                                --
Vice President

John Floyd                                        SunTrust Bank                       Officer
Managing Director

James P. Foster                                   SunTrust Bank                       Officer
Managing Director

Holly Freeman                                     SunTrust Bank                    Vice President
Vice President

Laura B. Friend                                        --                                --
Vice President

Kirsten Fuller                                         --                                --
Vice President

Elena Fyodorova                                        --                                --
Vice President

Michelle Gallo                                         --                                --
Vice President

Mark D. Garfinkel                                 SunTrust Bank                       Officer
Managing Director

Alan M. Gayle                                          --                                --
Managing Director

Eunice Gillespie                                  SunTrust Bank                    Vice President
Vice President

Frank P. Giove                                         --                                --
Vice President

Scott Goldberg                                         --                                --
Vice President

George Goudelias                                       --                                --

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Managing Director

David Grachek                                     SunTrust Bank                    Vice President
Vice President

Neil L. Halpert                                        --                                --
Vice President

Melvin E. Hamilton                                SunTrust Bank                    Vice President
Managing Director

Michael Todd Hill                                 SunTrust Bank                       Officer
Vice President

Michael J. Honsharuk                              SunTrust Bank                       Officer
Vice President

Debra Hooper                                      SunTrust Bank                    Vice President
Vice President

Deborah Hopkins                                        --                                --
Vice President

David Hunt                                             --                                --
Vice President

Christopher A. Jones                                   --                                --
Managing Director

Christine Y. Keefe                                SunTrust Bank                    Vice President
Vice President

Nathaniel King                                         --                                --
Vice President

Michael Kirkpatrick                                    --                                --
Vice President

Patrick W. Kirksey                                     --                                --
Vice President

James E. Kofron                                   SunTrust Bank                       Officer
Vice President

Ray Kramer                                             --                                --
Vice President

Ken Kresch                                             --                                --
Vice President

Deborah A. Lamb                               SunTrust Banks, Inc.                    Officer

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Managing Director                                 SunTrust Bank                       Officer

Wayne G. Larochelle                               SunTrust Bank                    Vice President
Managing Director

Gerard Leen                                            --                                --
Vice President

Charles B. Leonard                                SunTrust Bank                       Officer
Managing Director

Carla Leslie                                           --                                --
Managing Director

Biron Lim                                              --                                --
Vice President

Tina Y. Long                                           --                                --
Vice President

William Longan                                    SunTrust Bank                       Officer
Vice President

Scott Luxton                                           --                                --
Vice President

Kimberly C. Maichle                               SunTrust Bank                       Officer
Vice President

James B. Mallory                                  SunTrust Bank                    Vice President
Vice President

Jennifer Love Mann                                SunTrust Bank                    Vice President
Vice President

Jeffrey E. Markunas                               SunTrust Bank                       Officer
Managing Director

Patrick K. Mason                                  SunTrust Bank                    Vice President
Vice President

Mike McEachern                                         --                                --
Managing Director

Andrew McGhee                                          --                                --
Managing Director

Evan Melcher                                      SunTrust Bank                       Officer
Vice President

Tom Meyers                                             --                                --
Managing Director

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
R. Douglas Mitchell                                    --                                --
Vice President

Don Moll                                               --                                --
Vice President

Peter T. Montgomery                               SunTrust Bank                       Officer
Vice President

Sharon Moran                                           --                                --
Vice President

Elizabeth T. Morrison                             SunTrust Bank                       Officer
Vice President

Stephen Murrin                                         --                                --
Vice President

Blake Myton                                            --                                --
Vice President

Timothy James Nash                                SunTrust Bank                       Officer
Vice President

Robert Neinken                                    SunTrust Bank                    Vice President
Managing Director

Harold F. Nelson                                  SunTrust Bank                       Officer
Managing Director

Brian Nold                                             --                                --
Vice President

Brian O'Connell                                        --                                --
Managing Director

Thomas J. O'Neil                                       --                                --
Vice President

Agnes G. Pampush                                  SunTrust Bank                       Officer
Managing Director

Cynthia Panebianco                                     --                                --
Vice President

Christopher Paolella                              SunTrust Bank                    Vice President
Managing Director

Patrick Paparelli                             SunTrust Banks, Inc.                 Vice President
Managing Director                                 SunTrust Bank                    Vice President

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Sheri L. Paquette                                 SunTrust Bank                       Officer
Vice President

Ty Parrish                                        SunTrust Bank                    Vice President
Vice President

Ronnie G. Pennell                                 SunTrust Bank                       Officer
Vice President

Elliott A. Perny                                  SunTrust Bank                       Officer
Managing Director

Gregory Peters                                         --                                --
Vice President

James Phebus Jr.                                  SunTrust Bank                       Officer
Vice President

Gregory Phillips                                       --                                --
Vice President

Gary Plourde                                      SunTrust Bank                    Vice President
Managing Director

Sean Porrello                                          --                                --
Vice President

Raymond Prophater                                      --                                --
Vice President

Curtis Pryor                                           --                                --
Vice President

Joe E. Ransom                                     SunTrust Bank                       Officer
Managing Director

Boyce G. Reid                                     SunTrust Bank                       Officer
Vice President

David W. Reidy                                         --                                --
Vice President

Kristin Hildebrand Ribic                               --                                --
Vice President

Mills A. Riddick                                  SunTrust Bank                       Officer
Managing Director

Josie C. Rosson                                        --                                --
Managing Director

Michael Sahakian                                       --                                --

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Vice President

James L. Savage                                   SunTrust Bank                       Officer
Vice President

Diane Schmidt                                          --                                --
Vice President

Marc H. Schneidau                                 SunTrust Bank                       Officer
Managing Director

Ronald H. Schwartz                                SunTrust Bank                       Officer
Managing Director

Michael G. Sebesta                                SunTrust Bank                       Officer
Managing Director

Dusty L. Self                                     SunTrust Bank                       Officer
Vice President

Robert Sherman                                         --                                --
Managing Director

Julia Short                                            --                                --
Managing Director

Robin Shulman                                          --                                --
Managing Director

Garrett P. Smith                                  SunTrust Bank                       Officer
Managing Director

George D. Smith, Jr.                              SunTrust Bank                       Officer
Managing Director

Stephen Smith                                          --                                --
Vice President

E. Dean Speer                                     SunTrust Bank                       Officer
Vice President

Ellen Spong                                       SunTrust Bank                    Vice President
Managing Director

Jeffrey St. Amand                                      --                                --
Vice President

Celia S. Stanley                                       --                                --
Vice President

John H. Stebbins                              SunTrust Banks, Inc.                 Vice President
Managing Director                                 SunTrust Bank                    Vice President

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Chad K. Stephens                                  SunTrust Bank                       Officer
Vice President

Adam C. Stewart                                        --                                --
Vice President

Eric Storch                                            --                                --
Managing Director

E. Sonny Surkin                                   SunTrust Bank                       Officer
Vice President

William F. Tarry                                  SunTrust Bank                       Officer
Vice President

Parker W. Thomas Jr.                              SunTrust Bank                       Officer
Vice President

James M. Thomas                                   SunTrust Bank                    Vice President
Vice President

Merlin Tolstyk                                         --                                --
Vice President

Perry Troisi                                           --                                --
Managing Director

Stuart F. Van Arsdale                             SunTrust Bank                       Officer
Managing Director

David Walley                                           --                                --
Vice President

David M. Walrod                                        --                                --
Vice President

Casey Walsh                                            --                                --
Vice President

Francis P. Walsh                                       --                                --
Vice President

Joseph Walsh                                      SunTrust Bank                    Vice President
Vice President

George Way                                             --                                --
Vice President

Adrien Webb                                            --                                --
Managing Director

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Gregory Webster                                        --                                --
Vice President

Darren C. Weems                                        --                                --
Vice President

Matthew Welden                                         --                                --
Vice President

Ellen Welsh                                            --                                --
Managing Director

Elizabeth Wilson                                       --                                --
Managing Director

William L. Wilson, Jr.                            SunTrust Bank                       Officer
Vice President

Tom Winters                                            --                                --
Managing Director

Donald Wordell                                    SunTrust Bank                       Officer
Vice President

Natalie Wright                                         --                                --
Vice President

Stephen M. Yarbrough                          SunTrust Banks, Inc.                 Vice President
Managing Director                                 SunTrust Bank                    Vice President

Joseph Yarusinski                                      --                                --
Vice President

Steven M. Yates                                   SunTrust Bank                       Officer
Managing Director

Brian Yorke                                            --                                --
Vice President

Jay Young                                              --                                --
Vice President

Jon Yozzo                                              --                                --
Vice President

Scott Yuschak                                          --                                --
Vice President

Sam Zona                                               --                                --
Managing Director

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                                                  CONNECTION WITH
NAME                                          NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------      -------------------------------      ------------------------
Brooke de Boutray                            Rivendell Capital Inc.                  Principal
Managing Director, Portfolio Manager

Lisa Foley                                   Rivendell Capital Inc.                  Principal
Managing Director, Investment Officer

Leslie Tubbs                                 Rivendell Capital Inc.                  Principal
Managing Director, Portfolio Manager and

                                                                   CONNECTION WITH OTHER
NAME                                     NAME OF OTHER COMPANY           COMPANY
--------------------------------------  ------------------------  -----------------------
Chief Compliance Officer

Jim Fasano                               Rivendell Capital Inc.          Principal
Managing Director, Investment Officer

Herb Albin                               Rivendell Capital Inc.          Principal
Managing Director, Investment Officer

Nancy A. Zevenbergen                     Rivendell Capital Inc.          President
President and Chief Investment Officer

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

      American Independence Funds Trust
      American Performance Funds
      AmSouth Funds
      Arrivato Funds
      Bjurman Funds
      BB&T Funds
      The Coventry Group
      Excelsior Funds, Inc.
      Excelsior Funds Trust
      Excelsior Tax-Exempt Funds, Inc.
      First Focus Funds, Inc.
      The Hirtle Callaghan Trust
      HSBC Advisor Funds Trust
      HSBC Investor Funds
      HSBC Investor Portfolios
      Legacy Funds Group
      MMA Praxis Mutual Funds
      Old Westbury Funds, Inc.
      Pacific Capital Funds
      STI Classic Variable Trust
      USAllianz Variable Insurance Products Trust
      Variable Insurance Funds
      Vintage Mutual Funds, Inc.

      BISYS is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                       Position and Office         Positions and Offices
Name and Address                         with Underwriter             with Registrant
--------------------------------   ----------------------------    ---------------------
BISYS Fund Services Ohio, Inc.     Sole Limited Partner                  None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.          Sole General Partner                  None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                   President                             None

Edward S. Forman                   Secretary and Director                None
Charles L. Booth                   Vice President and Assistant          None
                                   Compliance Officer

Richard F. Froio                   Vice President and Chief              None
                                   Compliance Officer

Stephen E. Hoffman                 Treasurer and Financial and           None
                                   Operations Principal

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)         With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
            (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

            SunTrust Bank
            303 Peachtree Street, N.E.
            Atlanta, GA  30308

            Brown Brothers Harriman & Co.
            40 Water Street
            Boston, MA  02109

            (International Equity Fund, International Equity Index Fund, Strategic Income Fund and Seix Floating Rate High Income Fund)

(b)/(c)     With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
            (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

            BISYS Fund Services, Ohio, Inc.
            3435 Stelzer Road
            Columbus, Ohio  43219

(c)         With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
            the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

            Trusco Capital Management, Inc.
            50 Hurt Plaza, Suite 1400
            Atlanta, Georgia  30303

            Trusco Capital Management, Inc.
            10 Mountain View Road
            Suite C-200
            Upper Saddle River, New Jersey  07458

            Zevenbergen Capital Investments LLC
            601 Union Street
            Seattle, Washington  98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 60 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 18th day of November, 2005.

                                          By:  /s/ R. Jeffrey Young
                                               ---------------------------------
                                               R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ F. Wendell Gooch*                    Trustee                      November 18, 2005
---------------------------------
        F. Wendell Gooch

/s/ James O. Robbins*                    Trustee                      November 18, 2005
---------------------------------
        James O. Robbins

/s/ Thomas Gallagher*                    Trustee                      November 18, 2005
---------------------------------
        Thomas Gallagher

/s/ Richard W. Courts, II*               Trustee                      November 18, 2005
---------------------------------
        Richard W. Courts, II

/s/ Clarence H. Ridley*                  Trustee                      November 18, 2005
---------------------------------
        Clarence H. Ridley

/s/ Warren Y. Jobe*                      Trustee                      November 18, 2005
---------------------------------
        Warren Y. Jobe

/s/ Charles D. Winslow*                  Trustee                      November 18, 2005
---------------------------------
        Charles D. Winslow

/s/ Sidney E. Harris*                    Trustee                      November 18, 2005
---------------------------------
        Sidney E. Harris

/s/ Connie D. McDaniel  *                Trustee                      November 18, 2005
---------------------------------
        Connie D. McDaniel

/s/ R. Jeffrey Young                     President                    November 18, 2005
---------------------------------
        R. Jeffrey Young

/s/ David L. Hughes                      Treasurer & Chief            November 18, 2005
---------------------------------        Financial Officer
        David L. Hughes

* By /s/ Cynthia Surprise
    --------------------------------------------------------------------
    Cynthia Surprise, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

      KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 15th day of February, 2005.

/s/ Clarence H. Ridley            /s/ Richard W. Courts, II
---------------------------       ----------------------------------------------
Clarence H. Ridley, Trustee       Richard W. Courts, II, Trustee

/s/ Thomas Gallagher              /s/ F. Wendell Gooch
---------------------------       ----------------------------------------------
Thomas Gallagher, Trustee         F. Wendell Gooch, Trustee

/s/ James O. Robbins              /s/ Jonathan T. Walton
---------------------------       ----------------------------------------------
James O. Robbins, Trustee         Jonathan T. Walton, Trustee

/s/ Sidney E. Harris              /s/ Warren Y. Jobe
---------------------------       ----------------------------------------------
Sidney E. Harris, Trustee         Warren Y. Jobe, Trustee

/s/ Charles D. Winslow
---------------------------
Charles D. Winslow, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

      KNOWN ALL MEN BY THESE PRESENTS, that the undersigned as trustee of the STI Classic Funds and the STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and that singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 17th day of May, 2005.

/s/ Connie D. McDaniel
---------------------------
Connie D. McDaniel, Trustee

                                  EXHIBIT INDEX

EXHIBIT
NUMBER        EXHIBIT
----------    ----------------------------------------------------------------------------------
Ex.99.D.4     Revised Schedule A to the Investment Advisory Agreement
Ex.99.E.      Form of Distribution Agreement
Ex.99.G.5.    Form of Amendment to the Custodian Agreement
Ex.99.G.7.    Form of Amended Schedule of Funds to the Custodian Agreement
Ex.99.H.4.    Form of Amendment to the Master Services Agreement
Ex.99.H.5.    Amended Schedule A to the Master Services Agreement
Ex.99.H.8.    Form of Compliance Services Agreement
Ex.99.M.4.    Amended Schedule A to the Distribution and Service Plan for Class A Shares